Shareholder Report, Average Annual Return (Details)	12 Months Ended	43 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
Philotimo Focused Growth and Income Fund [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%	1.47%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	7.36%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.01%)	(0.64%)